SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2011

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin M. Wilson
Title:      Treasurer/CIO
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON              AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         116
                                                -----------
Form 13F Information Table Value Total:         237,454
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER

Exxon Mobil                              30231G102   13007    154604    154604     0          0       0       0       154604
Coca-Cola Co                             191216100   12153    183189    183189     0          0       0       0       183189
International Business Machine           459200101    8810     54025     54025     0          0       0       0        54025
Church & Dwight Co Inc                   171340102    8224    103650    103650     0          0       0       0       103650
Johnson & Johnson                        478160104    7978    134651    134651     0          0       0       0       134651
iShares Tr US Pfd Stk Idx                464288687    7922    199800    199800     0          0       0       0       199800
Price T Rowe Group Inc                   74144T108    7298    109872    109872     0          0       0       0       109872
Southern Company                         842587107    6717    176255    176255     0          0       0       0       176255
Berkshire Hatha Class B                  084670702    5695     68100     68100     0          0       0       0        68100
Procter & Gamble                         742718109    4953     80404     80404     0          0       0       0        80404
American Water Works Co                  030420103    4904    174845    174845     0          0       0       0       174845
Peabody Energy                           704549104    4592     63815     63815     0          0       0       0        63815
Microsoft Corp                           594918104    4464    175820    175820     0          0       0       0       175820
Select Sector SPDR-Energy                81369Y506    4254     53345     53345     0          0       0       0        53345
Accenture PLC                            G1151C101    4002     72800     72800     0          0       0       0        72800
iShares Tr DJ US Index Fd                464287846    3919     58393     58393     0          0       0       0        58393
Johnson Controls Inc                     478366107    3868     93050     93050     0          0       0       0        93050
AGL Resources Inc                        001204106    3868     97076     97076     0          0       0       0        97076
Powershares Etf Trust Finl Pfd           73935X229    3627    199950    199950     0          0       0       0       199950
Deere & Co                               244199105    3363     34710     34710     0          0       0       0        34710
Brown Forman Class B                     115637209    3342     48925     48925     0          0       0       0        48925
Georgia Pwr Co Pfd                       373334457    3341    113848    113848     0          0       0       0       113848
3M Co                                    88579Y101    2906     31075     31075     0          0       0       0        31075
Royal Dutch Shell ADR                    780259206    2868     39358     39358     0          0       0       0        39358
ETFS Gold Trust Etf                      26922Y105    2795     19600     19600     0          0       0       0        19600
Select Sector SPDR-Technology            81369Y803    2792    107125    107125     0          0       0       0       107125
BHP Billiton ADR                         088606108    2721     28380     28380     0          0       0       0        28380
Fedex Corp                               31428X106    2720     29075     29075     0          0       0       0        29075
Philip Morris International In           718172109    2651     40400     40400     0          0       0       0        40400
Paychex Inc                              704326107    2583     82309     82309     0          0       0       0        82309
ConocoPhillips                           20825C104    2569     32165     32165     0          0       0       0        32165
Equity Residential                       29476L107    2507     44450     44450     0          0       0       0        44450
General Dynamics Corp                    369550108    2479     32385     32385     0          0       0       0        32385
United Technologies Corp                 913017109    2459     29044     29044     0          0       0       0        29044
CLARCOR Inc                              179895107    2300     51200     51200     0          0       0       0        51200
Schwab Charles Corp                      808513105    2277    126315    126315     0          0       0       0       126315
Pepsico Inc                              713448108    2276     35335     35335     0          0       0       0        35335
Southeastern Bank Financial Co           841584105    2226    178043    178043     0          0       0       0       178043
Costco Whsl Corp                         22160K105    2214     30200     30200     0          0       0       0        30200
Abbott Laboratories                      002824100    2153     43895     43895     0          0       0       0        43895
Merck & Co                               58933Y105    2006     60770     60770     0          0       0       0        60770
Walt Disney                              254687106    1973     45790     45790     0          0       0       0        45790
IDEXX Laboratories Inc                   45168D104    1946     25200     25200     0          0       0       0        25200
Stericycle Inc                           858912108    1880     21200     21200     0          0       0       0        21200
Du Pont E I De Nemours & Co              263534109    1867     33959     33959     0          0       0       0        33959
General Electric Cap Step-Up P           369622485    1838     70600     70600     0          0       0       0        70600
Medco Health Solutions Inc               58405U102    1728     30777     30777     0          0       0       0        30777
Bank One Cap Vi 7.2% 10/15/31            06423W204    1717     66900     66900     0          0       0       0        66900
Suncor Energy Inc                        867224107    1664     37100     37100     0          0       0       0        37100
General Electric                         369604103    1613     80461     80461     0          0       0       0        80461
Texas Pacific Land Trust                 882610108    1528     34220     34220     0          0       0       0        34220
Teva Depository Receipt                  881624209    1522     30344     30344     0          0       0       0        30344
iShares Tr 2017 S&P AMTFreeMun           464289271    1508     29300     29300     0          0       0       0        29300
Freeport-McMoRan Copper&Gold             35671D857    1462     26320     26320     0          0       0       0        26320
Cross Timbers Royalty Trust              22757R109    1413     29925     29925     0          0       0       0        29925
JP Morgan Chase Cap XXVI Ser Z           48124G104    1388     52800     52800     0          0       0       0        52800
Honeywell International Inc              438516106    1358     22750     22750     0          0       0       0        22750
McDonalds Corp                           580135101    1294     17000     17000     0          0       0       0        17000
AT&T                                     00206R102    1277     41712     41712     0          0       0       0        41712
Spdr S&P 500                             78462F103    1256      9475      9475     0          0       0       0         9475
Hershey                                  427866108    1160     21335     21335     0          0       0       0        21335
Chubb Corp                               171232101    1122     18300     18300     0          0       0       0        18300
Select Sector SPDR-Financial             81369Y605    1074     65500     65500     0          0       0       0        65500
Rio Tinto ADR                            767204100    1010     14200     14200     0          0       0       0        14200
Veolia Environ adr                       92334N103     964     30930     30930     0          0       0       0        30930
Carnival Corp                            143658300     955     24900     24900     0          0       0       0        24900
Schlumberger                             806857108     853      9146      9146     0          0       0       0         9146
Cisco Systems Inc                        17275R102     843     49175     49175     0          0       0       0        49175
Cousins Props                            222795106     840    100564    100564     0          0       0       0       100564
Colonial Prop                            195872106     836     43403     43403     0          0       0       0        43403
Chevron                                  166764100     834      7756      7756     0          0       0       0         7756
Waste Management                         94106L109     818     21900     21900     0          0       0       0        21900
Zimmer Holdings Inc                      98956P102     810     13390     13390     0          0       0       0        13390
Duke Energy NYSE                         26441C105     808     44538     44538     0          0       0       0        44538
Cal Maine Foods Inc                      128030202     755     25600     25600     0          0       0       0        25600
Kimberly-Clark Corp                      494368103     748     11462     11462     0          0       0       0        11462
HCP                                      40414L109     701     18474     18474     0          0       0       0        18474
Pfizer                                   717081103     670     32985     32985     0          0       0       0        32985
Wal-Mart Stores Inc                      931142103     666     12800     12800     0          0       0       0        12800
T J X Cos Inc                            872540109     661     13300     13300     0          0       0       0        13300
Watts Water Technologies Inc             942749102     638     16700     16700     0          0       0       0        16700
Automatic Data Processing Inc            053015103     613     11950     11950     0          0       0       0        11950
Spdr S&P Biotech Etf                     78464A870     613      9175      9175     0          0       0       0         9175
Cirrus Logic Inc.                        172755100     599     28500     28500     0          0       0       0        28500
American Express Co                      025816109     560     12400     12400     0          0       0       0        12400
Home Depot Inc                           437076102     553     14922     14922     0          0       0       0        14922
Google Inc                               38259P508     546       930       930     0          0       0       0          930
Thermo Fisher Scientific Inc             883556102     544      9800      9800     0          0       0       0         9800
Dover Corp                               260003108     460      7000      7000     0          0       0       0         7000
Emerson Electric Co                      291011104     432      7400      7400     0          0       0       0         7400
Spdr Gold Trust                          78463V107     427      3050      3050     0          0       0       0         3050
Arris Group Inc                          04269Q100     408     32000     32000     0          0       0       0        32000
Chesapeake Energy                        165167107     389     11600     11600     0          0       0       0        11600
G&K Services Inc                         361268105     385     11575     11575     0          0       0       0        11575
Eli Lilly and Co                         532457108     369     10500     10500     0          0       0       0        10500
Genuine Parts Co                         372460105     346      6450      6450     0          0       0       0         6450
Bristol Myers                            110122108     336     12710     12710     0          0       0       0        12710
Intel Corp                               458140100     320     15850     15850     0          0       0       0        15850
Bank of America                          060505104     303     22700     22700     0          0       0       0        22700
Verizon Comms                            92343V104     302      7844      7844     0          0       0       0         7844
CVS Caremark Corp                        126650100     261      7600      7600     0          0       0       0         7600
JP Morgan Chase                          46625H100     261      5657      5657     0          0       0       0         5657
Wachovia Cap Tr pfd D                    92979K208     255      9800      9800     0          0       0       0         9800
SCANA Corp                               80589M102     254      6442      6442     0          0       0       0         6442
PowerShares Etf Trust Water Re           73935X575     236     11600     11600     0          0       0       0        11600
ABB Ltd Depository Receipt               000375204     218      9000      9000     0          0       0       0         9000
Dominion Resources Inc                   25746U109     216      4840      4840     0          0       0       0         4840
PowerShares ETF Buyback Ach              73935X286     211      8100      8100     0          0       0       0         8100
Apple Inc                                037833100     209       600       600     0          0       0       0          600
InterNAP Network Services Corp           45885A300     202     30776     30776     0          0       0       0        30776
Norfolk Southern Corp                    655844108     201      2900      2900     0          0       0       0         2900
Nuveen Georgia Premium Income            67060F102     180     14040     14040     0          0       0       0        14040
Swiss Helvetia Closed Fund               870875101     169     12200     12200     0          0       0       0        12200
Nuveen GA Div Adv Muni Fd 2              67072B107     164     12850     12850     0          0       0       0        12850
Tanzanian Royalty Expl                   87600U104      63     10000     10000     0          0       0       0        10000
Gulf Keystone Pete Ord.                  G4209G108      48     20000     20000     0          0       0       0        20000